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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management

Address: 237 Park Avenue
        8th Floor
        New York, NY 10022



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    02/13/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE



          ITEM 1          ITEM 2     ITEM 3        ITEM 4          ITEM 5          ITEM 6         ITEM 7             ITEM 8
          ------          ------     ------        ------          ------          ------         ------    -----------------------
                          Title                                                    Invest-
      Name of Issuer       of        Cusip         Fair         Shares of           ment                    Voting Authority
                          Class      Number        Market       Principal       Descretion         Man-
                                                   Value         Amount     Sole  Shared    Other  agers     Sole      Shared  Other
ABX AIR INC               OTC EQ   00080S101   10,519,950.00  1,340,121  N    X                     LITE   1,340,121      0      0
CHAPARRAL STEEL CO        OTC EQ   159423102   15,211,757.00    502,868  N    X                     LITE     502,868      0      0
GENERAL MTRS CORP         COMMON   370442733    4,724,790.00    317,100  N    X                     LITE     317,100      0      0
GUIDANT CORP              COMMON   401698105   16,090,375.00    248,500  N    X                     LITE     248,500      0      0
ISHARES TR RUSSELL
  2000 IND                CALL OP  464287905      630,000.00    600,000  C    X                     LITE     600,000      0      0
ISHARES TR RUSSELL
  2000 IND                COMMON   464287655    7,566,048.00    113,400  N    X                     LITE     113,400      0      0
ISHARES TR RUSSELL
  2000 IND                PUT OP   464287955       60,000.00    600,000  P    X                     LITE     600,000      0      0
JOHNSON OUTDOORS
  INC CL A                OTC EQ   479167108    3,904,856.00    230,511  N    X                     LITE     230,511      0      0
KANSAS CITY SOUTHERN
  INDS                    COMMON   485170302   18,935,693.00    775,100  N    X                     LITE     775,100      0      0
QUILMES INDL QUINSA
  SOCIET                  COMMON   74838Y207      661,928.00     19,400  N    X                     LITE      19,400      0      0
SOUTHWEST AIRLINES CO.    PUT OP   844741958       10,000.00    400,000  P    X                     LITE     400,000      0      0
MAGNA ENTERTAINMENT
  CORP                    OTC EQ   559211107   13,698,804.00  1,918,600  N    X                     LITE   1,918,600      0      0
MTR GAMING GROUP INC      OTC EQ   553769100    9,100,422.00    874,200  N    X                     LITE     874,200      0      0
ALTRIA GROUP INC          CALL OP  02209S953      337,500.00    300,000  C    X                     LITE     300,000      0      0
ALTRIA GROUP INC          COMMON   02209S103   15,478,248.00    207,150  N    X                     LITE     207,150      0      0
MONOLITHIC SYSTEM
  TECH INC                OTC EQ   609842109   12,170,956.00  2,212,901  N    X                     LITE   2,212,901      0      0
MAYTAG CORP               PUT OP   578592957       11,688.00    467,500  P    X                     LITE     467,500      0      0
PAXSON COMMUNICATIONS
  CORP                    COMMON   704231109    1,425,866.00  1,584,296  N    X                     LITE   1,584,296      0      0
PLACER DOME INC           COMMON   725906101    7,871,869.00    343,300  N    X                     LITE     343,300      0      0
PHH CORP NEW              COMMON   693320202   16,618,662.00    593,100  N    X                     LITE     593,100      0      0
PACKAGING DYNAMICS
  CORP                    OTC EQ   695160101    5,302,091.00    473,401  N    X                     LITE     473,401      0      0
NASDAQ 100 SHARES
  UNIT SER                CALL OP  631100904       41,250.00    150,000  C    X                     LITE     150,000      0      0
NASDAQ 100 SHARES
  UNIT SER                COMMON   631100104    3,200,630.00     79,200  N    X                     LITE      79,200      0      0
NASDAQ 100 SHARES
  UNIT SER                PUT OP   631100954       75,000.00    150,000  P    X                     LITE     150,000      0      0
GRUPO TMM S A DE CV       COMMON   40051D105   13,741,805.00  3,569,300  N    X                     LITE   3,569,300      0      0
TEXAS INDUSTRIES INC      CALL OP  882491903      129,375.00     75,000  C    X                     LITE      75,000      0      0
TEXAS INDUSTRIES INC      COMMON   882491103    4,201,512.00     84,300  N    X                     LITE      84,300      0      0
USEC INC                  CALL OP  90333E908      689,555.00    929,400  C    X                     LITE     929,400      0      0
USEC INC                  COMMON   90333E108   11,413,445.00    955,100  N    X                     LITE     955,100      0      0
VIACOM INC                COMMON   92553P201   20,123,630.00    573,700  N    X                     LITE     407,500      0      0
ZILOG INC NEW             OTC EQ   989524301    3,490,903.00  1,430,698  N    X                     LITE   1,430,698      0      0

                  Total Under Management:    217,438,608.00
                                            ===============
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